Note 10 - Reinsurance (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance, Fee Income	$ 272,264	$ 299,843
Reinsurance Recoverables	55,669,088	53,797,125
Assumed Premiums Earned	10,044,766	3,834,907
Ceded [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Recoverables	9,243,869	9,737,123
Credit-Related Reinsurance Transactions [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Recoverables	8,186,589	9,107,458
Credit Life and Accident Insurance [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance, Percent of Risk Ceded	100.00%
Life and Annuity [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance, Percent of Risk Ceded	85.00%
Reinsurance Recoverables	21,092,000	22,627,000
Puritan Financial Companies, Inc [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Recoverables	14,281,000	11,141,000
Reinsurance Retention Policy, Reinsured Risk, Percentage	75.00%
Assumed Premiums Earned	$ 10,033,000